Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)	12 Months Ended
	Dec. 31, 2011
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	15.00%
Buildings And Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	2.00%	[1]
Buildings And Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	20.00%	[1]
Instruments, Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	3.00%
Instruments, Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	33.00%
Office Furniture And Other [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	4.00%
Office Furniture And Other [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	33.00%
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	12.00%
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage of depreciation	33.00%

[1]	Prepayments for operating lease and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.